Equity (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance at the beginning of year	$ (1,735)	$ 418
Equity attributable to non-controlling interests
Loss for the year	(2,543)	(2,142)
Changes in fair value of financial assets	(26)	9
Remeasurement of defined benefit pension plans	33	(14)
Share-based compensation expenses	22	52
New shares issued by subsidiary	(10)	(25)
Exchange differences arising on translation of foreign operations	(2)	0
Purchase of subsidiary shares from noncontrolling interests	0	(33)
Balance at the end of year	$ (4,261)	$ (1,735)